Restricted Cash	12 Months Ended
Dec. 31, 2014
Restricted Cash
Restricted Cash

4. Restricted Cash

        The Restricted cash balance was $421.2 million at December 31, 2014, and primarily related to our 2004 Airbus ECA Facility and our 2012 Ex-Im Capital Markets Facility. See Note 13—Debt.